WARRANTS (Details)	12 Months Ended
Sep. 30, 2016 $ / shares shares
4/1/2009 [Member]
No. of Warrants Issued | shares	600,000
Exercise Price	$ 0.03
Share Price on Grant Date	$ 0.02
Expiry Date	Mar. 31, 2014
Remaining Contractual Life (Years)	0 years
4/12/2010 [Member]
No. of Warrants Issued | shares	748,030
Exercise Price	$ 0.085
Share Price on Grant Date	$ 0.05
Expiry Date	Apr. 11, 2015
Remaining Contractual Life (Years)	6 months 11 days
8/03/2011 [Member]
No. of Warrants Issued | shares	80,000
Exercise Price	$ 0.075
Share Price on Grant Date	$ 0.04
Expiry Date	Jun. 30, 2014
Remaining Contractual Life (Years)	0 years
9/13/2011 [Member]
No. of Warrants Issued | shares	50,000
Exercise Price	$ 0.075
Share Price on Grant Date	$ 0.05
Expiry Date	Jun. 30, 2014
Remaining Contractual Life (Years)	0 years
1/9/2012 [Member]
No. of Warrants Issued | shares	30,000
Exercise Price	$ 0.075
Share Price on Grant Date	$ 0.05
Expiry Date	Jun. 30, 2014
Remaining Contractual Life (Years)	0 years
Balance as at September 30, 2012 and 2013 [Member]
No. of Warrants Issued | shares	1,508,030
Remaining Contractual Life (Years)	6 months 11 days
9/24/2014 [Member]
No. of Warrants Issued | shares	100,000
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.2
Expiry Date	Sep. 24, 2016
Remaining Contractual Life (Years)	1 year 11 months 23 days
9/25/2014 [Member]
No. of Warrants Issued | shares	100,000
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.2
Expiry Date	Sep. 25, 2016
Remaining Contractual Life (Years)	1 year 11 months 23 days
Balance as at September 30, 2014 [Member]
No. of Warrants Issued | shares	948,030
Remaining Contractual Life (Years)	10 months 2 days
10/07/2014 [Member]
No. of Warrants Issued | shares	100,000
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.2
Expiry Date	Oct. 07, 2016
Remaining Contractual Life (Years)	7 days
1/20/2015 [Member]
No. of Warrants Issued | shares	50,000
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.32
Expiry Date	Jan. 20, 2018
Remaining Contractual Life (Years)	1 year 3 months 18 days
1/29/2015 [Member]
No. of Warrants Issued | shares	160,850
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.3
Expiry Date	Jan. 29, 2018
Remaining Contractual Life (Years)	1 year 3 months 29 days
2/3/2015 [Member]
No. of Warrants Issued | shares	125,000
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.3
Expiry Date	Feb. 03, 2018
Remaining Contractual Life (Years)	1 year 4 months 2 days
4/21/2015 [Member]
No. of Warrants Issued | shares	629,030
Exercise Price	$ 0.25
Share Price on Grant Date	$ 0.35
Expiry Date	Apr. 21, 2018
Remaining Contractual Life (Years)	1 year 6 months 18 days
8/4/2015 [Member]
No. of Warrants Issued | shares	9,775
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.35
Expiry Date	Aug. 04, 2018
Remaining Contractual Life (Years)	1 year 9 months 29 days
9/17/2015 [Member]
No. of Warrants Issued | shares	125,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.3
Expiry Date	Sep. 17, 2018
Remaining Contractual Life (Years)	1 year 11 months 16 days
9/25/2015 [Member]
No. of Warrants Issued | shares	125,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.35
Expiry Date	Sep. 25, 2015
Remaining Contractual Life (Years)	1 year 11 months 23 days
9/29/2015 [Member]
No. of Warrants Issued | shares	150,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.4
Expiry Date	Sep. 29, 2018
Remaining Contractual Life (Years)	1 year 11 months 27 days
Balance as at September 30, 2015 [Member]
No. of Warrants Issued | shares	1,674,655
Remaining Contractual Life (Years)	2 years 3 months 29 days
11/12/2015 [Member]
No. of Warrants Issued | shares	15,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.39
Expiry Date	Nov. 12, 2018
Remaining Contractual Life (Years)	2 years 1 month 10 days
2/08/2016 [Member]
No. of Warrants Issued | shares	15,000
Exercise Price	$ 0.28
Share Price on Grant Date	$ 0.28
Expiry Date	Feb. 08, 2019
Remaining Contractual Life (Years)	2 years 4 months 17 days
2/11/2016 [Member]
No. of Warrants Issued | shares	150,000
Exercise Price	$ 0.28
Share Price on Grant Date	$ 0.33
Expiry Date	Feb. 11, 2019
Remaining Contractual Life (Years)	2 years 4 months 17 days
2/23/2016 [Member]
No. of Warrants Issued | shares	50,000
Exercise Price	$ 0.28
Share Price on Grant Date	$ 0.32
Expiry Date	Feb. 23, 2019
Remaining Contractual Life (Years)	2 years 4 months 24 days
4/05/2016 [Member]
No. of Warrants Issued | shares	193,415
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.26
Expiry Date	Apr. 05, 2019
Remaining Contractual Life (Years)	2 years 6 months 15 days
5/03/2016 [Member]
No. of Warrants Issued | shares	56,500
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.3
Expiry Date	May 03, 2019
Remaining Contractual Life (Years)	2 years 6 months 18 days
5/09/2016 [Member]
No. of Warrants Issued | shares	206,145
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.31
Expiry Date	May 09, 2019
Remaining Contractual Life (Years)	2 years 6 months 18 days
5/13/2016 [Member]
No. of Warrants Issued | shares	15,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.28
Expiry Date	May 13, 2019
Remaining Contractual Life (Years)	2 years 7 months 13 days
6/03/2016 [Member]
No. of Warrants Issued | shares	140,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.28
Expiry Date	Jun. 03, 2019
Remaining Contractual Life (Years)	2 years 8 months 1 day
6/10/2016 [Member]
No. of Warrants Issued | shares	180,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.34
Expiry Date	Jun. 10, 2019
Remaining Contractual Life (Years)	2 years 8 months 1 day
6/16/2016 [Member]
No. of Warrants Issued | shares	120,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.34
Expiry Date	Jun. 16, 2019
Remaining Contractual Life (Years)	2 years 8 months 5 days
7/11/2016 [Member]
No. of Warrants Issued | shares	193,355
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.4
Expiry Date	Jul. 11, 2019
Remaining Contractual Life (Years)	2 years 9 months 18 days
7/12/2016 [Member]
No. of Warrants Issued | shares	25,780
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.4
Expiry Date	Jul. 12, 2019
Remaining Contractual Life (Years)	2 years 9 months 18 days
7/15/2016 [Member]
No. of Warrants Issued | shares	39,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.4
Expiry Date	Jul. 15, 2019
Remaining Contractual Life (Years)	2 years 9 months 18 days
8/09/2016 [Member]
No. of Warrants Issued | shares	193,380
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.34
Expiry Date	Aug. 09, 2019
Remaining Contractual Life (Years)	2 years 10 months 17 days
8/10/2016 [Member]
No. of Warrants Issued | shares	12,895
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.34
Expiry Date	Aug. 10, 2019
Remaining Contractual Life (Years)	2 years 10 months 17 days
8/16/2016 [Member]
No. of Warrants Issued | shares	53,500
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.34
Expiry Date	Aug. 16, 2019
Remaining Contractual Life (Years)	2 years 10 months 21 days
9/12/2016 [Member]
No. of Warrants Issued | shares	51,565
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.37
Expiry Date	Sep. 12, 2019
Remaining Contractual Life (Years)	2 years 11 months 16 days
9/20/2016 [Member]
No. of Warrants Issued | shares	167,590
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.35
Expiry Date	Sep. 20, 2019
Remaining Contractual Life (Years)	2 years 11 months 23 days
9/23/2016 [Member]
No. of Warrants Issued | shares	7,500
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.32
Expiry Date	Sep. 23, 2019
Remaining Contractual Life (Years)	2 years 11 months 23 days
9/26/2016 [Member]
No. of Warrants Issued | shares	15,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.32
Expiry Date	Sep. 26, 2019
Remaining Contractual Life (Years)	2 years 11 months 27 days
9/30/2016 [Member]
No. of Warrants Issued | shares	35,000
Exercise Price	$ 0.3
Share Price on Grant Date	$ 0.35
Expiry Date	Sep. 30, 2019
Remaining Contractual Life (Years)	3 years
Balance as at September 30, 2016 [Member]
No. of Warrants Issued | shares	3,410,280
Remaining Contractual Life (Years)	2 years 2 months 5 days